Consolidated statements of comprehensive income - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income
Net income	€ 2,225,657,000	€ 1,554,534,000	€ 1,420,052,000
Components that will not be reclassified to profit or loss:
Actuarial gains (losses) on defined benefit pension plans	(28,070,000)	6,840,000	(31,423,000)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(7,713,000)	27,393,000	(7,085,000)
Total	(20,357,000)	(20,553,000)	(24,338,000)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	327,317,000	(1,284,173,000)	368,429,000
Gain (loss) related to cash flow hedges	23,560,000	27,983,000	25,111,000
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	6,734,000	8,407,000	7,039,000
Total	344,143,000	(1,264,597,000)	386,501,000
Other comprehensive income (loss), net of tax	323,786,000	(1,285,150,000)	362,163,000
Total comprehensive income	2,549,443,000	269,384,000	1,782,215,000
Comprehensive income attributable to noncontrolling interests	285,691,000	150,611,000	310,580,000
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 2,263,752,000	€ 118,773,000	€ 1,471,635,000